Quarterly Holdings Report
for
Fidelity Healthy Future Fund
January 31, 2023
HWF-NPRT3-0423
1.9904961.100
Common Stocks - 98.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 1.1%
Aptiv PLC (a)	313	35,397
Automobiles - 1.6%
Tesla, Inc. (a)	300	51,966
Hotels, Restaurants & Leisure - 4.4%
Chipotle Mexican Grill, Inc. (a)	32	52,684
Hilton Worldwide Holdings, Inc.	158	22,924
Planet Fitness, Inc. (a)	765	64,757
Sweetgreen, Inc. Class A (a)	480	4,978
		145,343
Internet & Direct Marketing Retail - 1.2%
Uber Technologies, Inc. (a)	1,322	40,889
Multiline Retail - 1.7%
Dollar General Corp.	240	56,064
Specialty Retail - 4.4%
National Vision Holdings, Inc. (a)	502	20,632
TJX Companies, Inc.	325	26,605
Ulta Beauty, Inc. (a)	151	77,608
Warby Parker, Inc. (a)	1,435	23,175
		148,020
Textiles, Apparel & Luxury Goods - 4.9%
Crocs, Inc. (a)	541	65,878
Deckers Outdoor Corp. (a)	65	27,786
lululemon athletica, Inc. (a)	39	11,968
NIKE, Inc. Class B	360	45,839
On Holding AG (a)	438	10,162
		161,633
TOTAL CONSUMER DISCRETIONARY		639,312
CONSUMER STAPLES - 23.9%
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	69	35,269
U.S. Foods Holding Corp. (a)	1,034	39,426
		74,695
Food Products - 8.0%
Darling Ingredients, Inc. (a)	559	37,056
Freshpet, Inc. (a)	240	15,199
Nestle SA (Reg. S)	1,746	213,028
		265,283
Household Products - 9.1%
Church & Dwight Co., Inc.	862	69,701
Procter & Gamble Co.	1,642	233,791
		303,492
Personal Products - 4.5%
Estee Lauder Companies, Inc. Class A	129	35,743
L'Oreal SA	248	102,402
Olaplex Holdings, Inc. (a)	1,856	11,711
		149,856
TOTAL CONSUMER STAPLES		793,326
FINANCIALS - 8.1%
Banks - 0.5%
Huntington Bancshares, Inc.	1,032	15,655
Capital Markets - 1.5%
BlackRock, Inc. Class A	66	50,108
Insurance - 6.1%
AIA Group Ltd.	8,852	100,095
Hartford Financial Services Group, Inc.	312	24,214
Marsh & McLennan Companies, Inc.	224	39,180
MetLife, Inc.	520	37,970
		201,459
TOTAL FINANCIALS		267,222
HEALTH CARE - 32.5%
Biotechnology - 7.2%
Moderna, Inc. (a)	396	69,720
Regeneron Pharmaceuticals, Inc. (a)	81	61,436
Vertex Pharmaceuticals, Inc. (a)	329	106,300
		237,456
Health Care Equipment & Supplies - 0.0%
IDEXX Laboratories, Inc. (a)	1	481
Health Care Providers & Services - 10.6%
agilon health, Inc. (a)	3,166	68,892
LifeStance Health Group, Inc. (a)	3,962	20,919
Molina Healthcare, Inc. (a)	54	16,839
Oak Street Health, Inc. (a)	1,186	34,465
Surgery Partners, Inc. (a)	119	3,951
UnitedHealth Group, Inc.	415	207,164
		352,230
Life Sciences Tools & Services - 8.3%
Agilent Technologies, Inc.	177	26,918
Danaher Corp.	167	44,151
Lonza Group AG	86	49,058
Thermo Fisher Scientific, Inc.	275	156,841
		276,968
Pharmaceuticals - 6.4%
Dechra Pharmaceuticals PLC	873	30,846
Eli Lilly & Co.	115	39,577
Roche Holding AG (participation certificate)	154	48,074
UCB SA	594	48,678
Zoetis, Inc. Class A	268	44,351
		211,526
TOTAL HEALTH CARE		1,078,661
INDUSTRIALS - 1.6%
Electrical Equipment - 1.6%
Sensata Technologies, Inc. PLC	935	47,545
Sunrun, Inc. (a)	217	5,703
		53,248
INFORMATION TECHNOLOGY - 10.9%
Semiconductors & Semiconductor Equipment - 9.2%
Enphase Energy, Inc. (a)	204	45,162
NVIDIA Corp.	1,136	221,940
SolarEdge Technologies, Inc. (a)	118	37,657
		304,759
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	312	45,018
Samsung Electronics Co. Ltd. GDR (Reg. S)	9	11,093
		56,111
TOTAL INFORMATION TECHNOLOGY		360,870
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Welltower, Inc.	288	21,612
UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	575	42,912
TOTAL COMMON STOCKS (Cost $3,085,938)		3,257,163

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $3,085,938)	3,257,163
NET OTHER ASSETS (LIABILITIES) - 1.8%	59,156
NET ASSETS - 100.0%	3,316,319

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	2,707,396	2,707,396	1,052	-	-	-	0.0%
Total	-	2,707,396	2,707,396	1,052	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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